Related party balances and transactions - Other receivables from related party (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Related Party | Oriental Pearl (Shenzhen) Entry-Exit Service Co., Ltd.
Related party balances and transactions
Other receivables	$ 99